TRADE AND OTHER PAYABLES - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Trade payables, current		$ 34,136	$ 22,664
Other payables, current		9,617	6,941
Sales taxes, excise duties and similar levies, current		3,522	2,895
Amounts due to joint ventures and associates, current		4,793	3,281
Accruals and deferred income, current		11,105	8,791
Total, current	[1]	63,173	44,572
Trade payables, non-current		0	0
Other payables, non-current		1,675	1,843
Sales taxes, excises duties and similar duties, non-current		0	0
Amounts due to joint ventures and associates, non-current		36	39
Accruals and deferred income, non-current		364	422
Total, non-current		2,075	2,304
Emissions Instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Other payables, current		3,805	1,993
Other payables, non-current		211	60
Obligation under both environmental schemes		$ 4,016	$ 2,053

[1]	As from January 1, 2021, the current "Retirement benefits" liability has been classified under non-current liabilities (previously separately presented within current liabilities) (see Note 18) and taxes payable not related to income tax are presented within "Trade and other payables" (previously "Taxes payable") (see Note 17). Prior period comparatives have been revised to conform with current year presentation.